SEGMENTED INFORMATION - Disclosure of detailed information about royalty revenue by location (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Royalty revenue	$ 3,742	$ 1,478
U.S.A. [Member]
Disclosure of operating segments [line items]
Royalty revenue	3,484	1,414
Sweden [Member]
Disclosure of operating segments [line items]
Royalty revenue	178	64
Turkey [Member]
Disclosure of operating segments [line items]
Royalty revenue	$ 80	$ 0